Share Based Compensation - Additional Information (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2027	Mar. 31, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Mar. 31, 2023	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			¥ 52,877	¥ 166,741	¥ 134,402
Share options granted			1,880,719
Weighted average grant date fair value per share, Granted			¥ 26.96	¥ 13.79	¥ 25.45
Aggregate intrinsic value, Exercised			¥ 43,660	¥ 92,074	¥ 101,351
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			¥ 3,811	35,794	1,111
Number of shares, granted			30,000
Unrecognized compensation expense			¥ 1,169
Number of shares vested			853,333
Intrinsic value, vested			¥ 10,141	¥ 30,063	¥ 618
Intrinsic value, outstanding			¥ 1,710
Weighted average grant date fair value, Granted			¥ 39.85	¥ 11.65
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			¥ 49,066	¥ 130,947	¥ 133,291
Total unrecognized compensation expenses related to options for the future period			¥ 8,270
Unrecognized compensation expenses, weighted average recognition period			1 year
2016 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance		21,920,964
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance						13,615,595
2021 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted				3,363,334
Number of shares granted percentage				25.00%
Number of shares vested				3,333,334
2021 Plan | First, Second and Third Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested				30,000
2021 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance							12,150,080
2021 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance								6,021,619
2021 Plan | Immediately Preceding Fiscal Year Ended December 31, 2026
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in ordinary shares percentage	1.00%
2016 Plan and 2021 Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Share options granted			1,880,719	3,150,586
2016 Plan and 2021 Plan | Employee Stock Option | Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted					836,164